May 11, 1999



Securities Exchange Commission
6432 General Green Way
0-7
Alexandria, VA  22312

RE:  13F Quarterly Report

Gentlemen:

     Pursuant to paper format Doc. Sub. Rule 920 (G) of Regulation ST, enclosed herewith is one paper copy of the first electronic filing of the Form 13F and attachments for the first quarter ending March 31, 1999. It is my understanding that any future filing of the 13F Form will be electronically through the Edgar Link System and there is no paper format required.

     If anything further is required on our part, please advise.

                                Sincerely,



                                Phyllis A. Wiles
                                Trust Operations Manager

/pw

Enclosures

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

     INFORMATION  REQUIRED  OF  INSTITUTIONAL  INVESTMENT  MANAGERS  PURSUANT TO
SECTION 13 (f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 1999.

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: ____

American National Bank and Trust Company
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


628 Main Street                      Danville         VA           24541
--------------------------------------------------------------------------------
Business Address  (Street)           (City)          (State)       (Zip)


E. Budge Kent, Jr.    (804) 773-2265  Senior Vice President and Trust Officer
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


--------------------------------------------------------------------------------
                                    ATTENTION
--------------------------------------------------------------------------------
                Intentional misstatements or omissions of facts
                     constitute Federal Criminal Violations.
--------------------------------------------------------------------------------
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Danville and State of Virginia on the 28th day of April, 1999.

                                         AMERICAN NATIONAL BANK & TRUST CO.
                                     ------------------------------------------
                                     (Name of Institutional Investment Manager)

                                         /s/E. Budge Kent, Jr.
                                     ------------------------------------------
                                      Senior Vice-President & Trust Officer
                                     (Manual signature of Person Duly Authorized
                                               to Submit This Report)

     Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

     13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

     Name:          13F File No.:            Name:          13F File No.:
1.                                       6.
2.                                       7.
3.                                       8.
4.                                       9.
5.                                      10.


                                              NAME OF REPORTING MANAGER: AMERICAN NATIONAL BANK & TR. CO.

PAGE 1 OF 4                                                                    FORM 13F INFORMATION TABLE
ITEM 1.                        ITEM 2.          ITEM 3.   ITEM 4.  ITEM 5.           ITEM 6.           ITEM 7.
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE      SHARED      NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------  --------  ----------  -------
A T & T CORP COMMON            COMMON STK       001957109    1503    18843  SH       SOLE                6071       12672       100
ABBOTT LABORATORIES                             002824100    1169    24979  SH       SOLE                7179       17000       800
AIRTOUCH COMMUNICATIONS                         00949T100     962     9964  SH       SOLE                7014        2950         0
ALLIEDSIGNAL INC                                019512102     216     4400  SH       SOLE                 600        3800         0
ALLTEL CORPORATION                              020039103    1194    19149  SH       SOLE                5286       13863         0
AMERICAN ELECTRIC POWER CO.                     025537101     491    12394  SH       SOLE                3168        9226         0
AMERICAN HOME PRODUCTS                          026609107    3236    49600  SH       SOLE               19400       30200         0
AMERICAN INTERNATIONAL GROUP                    026874107     642     5325  SH       SOLE                2138        3187         0
AMERITECH CORP NEW             COM              030954101     462     8022  SH       SOLE                6252        1770         0
ATLANTIC RICHFIELD CO          COM              048825103     390     5334  SH       SOLE                3400        1934         0
ATLANTIC RICHFIELD CO          COM              048825103     422     5780  SH       DEFINED             5780           0         0
AUTOMATIC DATA PROCESSING                       053015103    3615    87399  SH       SOLE               26299       59800      1300
BB&T CORP                                       054937107     379    10500  SH       DEFINED            10500           0         0
BP AMOCO PLC                                    055622104     976    12890  SH       SOLE                8440        4450         0
BANKAMERICA CORP NEW COM                        06605F102    4077    57745  SH       SOLE               46078       11667         0
BELL ATLANTIC CORPORATION                       077853109    2132    41255  SH       SOLE               21746       19509         0
BELLSOUTH CORPORATION                           079860102    1813    45272  SH       SOLE               24548       20724         0
BERKSHIRE HATHAWAY INC CL B                     084670207     775      330  SH       SOLE                  36         294         0
BESTFOODS                      COM              08658U101      418     8900 SH       SOLE                7700        1200         0
BRISTOL-MYERS SQUIBB                            110122108     6383    99560 SH       SOLE               66960       32600         0
CAPITAL ONE FINANCIAL CORP                      14040H105     2002    13264 SH       SOLE                9264        4000         0
CHEVRON CORPORATION            COM              166751107      652     7350 SH       SOLE                2450        4900         0
CINTAS CORPORATION                              172908105      391     5990 SH       SOLE                1400        4590         0
COCA COLA CO                   COM              191216100     6180   100715 SH       SOLE               61365       39350         0
COCA COLA CO                   COM              191216100     1116    18200 SH       DEFINED            18200           0         0
COLGATE PALMOLIVE COMPANY                       194162103     1030    11199 SH       SOLE                7799        3400         0
COMPAQ COMPUTER CORPORATION                     204493100      247     7800 SH       SOLE                 600        7200         0
DIMON INC                                       254394109     2059   540639 SH       SOLE              484444       56187         8
DIMON INC                                       254394109      383   100750 SH       DEFINED           100750           0         0
DOMINION RES INC VA            COM              257470104      230     6247 SH       SOLE                2399        3848         0
EI DU PONT DE NEMOURS & CO.                     263534109      935    16118 SH       SOLE                4800       11318         0
                                                           -------  -------                          --------     -------   -------

TOTAL FOR PAGE 1                                             46480  1355913                            972066      381639      2208



PAGE 2 OF 4                                                                    FORM 13F
ITEM 1.                        ITEM 2.          ITEM 3.   ITEM 4.  ITEM 5.           ITEM 6.           ITEM 7.
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE      SHARED      NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------  --------  ----------  -------
DUFF & PHELPS                                   264324104      114    10656 SH       SOLE                   0       10656         0
DUKE ENERGY CORP                                264399106      449     8200 SH       SOLE                4800        3400         0
EDISON INTERNATIONAL                            281020107      351    15802 SH       SOLE               13002        2800         0
EMERSON ELECTRIC CO                             291011104     1418    26800 SH       SOLE               14000       12800         0
EQUIFAX INC                    COM              294429105     1764    51352 SH       SOLE               23802       26550      1000
EXXON CORP                     COM              302290101     6040    85606 SH       SOLE               56296       29310         0
FANNIE MAE                                      313586109     2479    35800 SH       SOLE               11000       24500       300
FIRST UN CORP                  COM              337358105     1048    19615 SH       SOLE               12474        7141         0
FIRST VIRGINIA BANKS INC.                       337477103      806    17656 SH       SOLE                1677       15979         0
FORD MTR CO DEL                COM              345370100      367     6490 SH       SOLE                3000        3490         0
FORTUNE BRANDS INC             COM              349631101      402    10450 SH       SOLE                7450        3000         0
GTE CORPORATION                                 362320103     1708    28239 SH       SOLE               19324        8915         0
GTE CORPORATION                                 362320103      217     3600 SH       DEFINED             3600           0         0
GALLAHER GROUP PLC                              363595109      200     8550 SH       SOLE                5950        2600         0
GENERAL ELECTRIC COMPANY                        369604103    20106   181758 SH       SOLE              105664       75294       800
GENERAL ELECTRIC COMPANY                        369604103      542     4900 SH       DEFINED             4900           0         0
GENERAL MILLS INC                               370334104      608     8050 SH       SOLE                6400        1450       200
GENERAL MOTORS CORPORATION                      370442105      426     4900 SH       SOLE                3650        1250         0
GILLETTE CO                    COM              375766102     3158    53150 SH       SOLE               35350       16600      1200
HEINZ H J CO                   COM              423074103      592    12499 SH       SOLE                1500       10999         0
HEWLETT PACKARD CO                              428236103     1061    15659 SH       SOLE                3799       11160       700
ILLINOIS TOOL WORKS INC                         452308109      665    10750 SH       SOLE                4900        5850         0
INTEL CORPORATION                               458140100     3809    32049 SH       SOLE               10099       20750      1200
INTERNATIONAL BUSINESS MACHINES CORP            459200101     2153    12152 SH       SOLE                7000        5152         0
INTERNATIONAL BUSINESS MACHINES CORP            459200101      244     1380 SH       DEFINED             1380           0         0
JEFFERSON PILOT CORP           COM              475070108      279     4132 SH       SOLE                3795         337         0
JOHNSON & JOHNSON              COM              478160104     5175    55354 SH       SOLE               22279       32575       500
JOHNSON & JOHNSON              COM              478160104      271     2900 SH       DEFINED             2900           0         0
KIMBERLY CLARK CORPORATION                      494368103      232     4860 SH       SOLE                1760        3100         0
ELI LILLY & CO                                  532457108      678     8000 SH       SOLE                8000           0         0
LOWES COMPANY INC                               548661107      242     4000 SH       SOLE                   0        4000         0
LUCENT TECHNOLOGIES INC                         549463107     3540    32778 SH       SOLE               12862       19516       400
LUCENT TECHNOLOGIES INC                         549463107      216     2000 SH       DEFINED             2000           0         0
MBNA CORPORATION                                55262L100     2015    84440 SH       SOLE               41564       40076      2800
MCI WORLDCOM INC                                55268B106      350     3959 SH       SOLE                1351        2608         0
                                                           -------  -------                          --------    --------    ------
TOTAL FOR PAGE 2                                             63725   868486                            457528      401858      9100



PAGE 3 OF 4                                                                    FORM 13F
ITEM 1.                        ITEM 2.          ITEM 3.   ITEM 4.  ITEM 5.           ITEM 6.           ITEM 7.
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE      SHARED      NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------  --------  ----------  -------
MEDIAONE GROUP INC COM                          58440J104      317     5001 SH       SOLE                4144         857         0
MERCK & CO INC                 COM              589331107     6918    86350 SH       SOLE               43050       43300         0
MICROSOFT CORPORATION                           594918104     1967    21950 SH       SOLE                6300       15350       300
MOBIL CORP                     COM              607059102     2142    24341 SH       SOLE                8908       15433         0
MONSANTO CO                    COM              611662107      307     6690 SH       SOLE                1500        5190         0
MONSANTO CO                    COM              611662107      264     5750 SH       DEFINED             5750           0         0
MOTOROLA INC                   COM              620076109      965    13183 SH       SOLE                3733        9150       300
NORFOLK SOUTHERN CORP                           655844108      636    24147 SH       SOLE1               4981        9166         0
PEPSICO INC                    COM              713448108     3757    95906 SH       SOLE               50588       44518       800
PFIZER INC                     COM              717081103     3026    21810 SH       SOLE               10060       11550       200
PHILIP MORRIS COMPANYS                          718154107     2484    70630 SH       SOLE               63120        7510         0
PHILIP MORRIS COMPANYS                          718154107      327     9300 SH       DEFINED             9300           0         0
PITNEY BOWES INC                                724479100      248     3900 SH       SOLE                1300        2600         0
PROCTER & GAMBLE CO            COM              742718109     4213    43025 SH       SOLE               18500       24525         0
SBC COMMUNICATIONS INC                          78387G103     2494    52880 SH       SOLE               25524       27356         0
SBC COMMUNICATIONS INC                          78387G103      202     4292 SH       DEFINED             4292           0         0
SARA LEE CORP                  COM              803111103     3314   133900 SH       SOLE               69950       62750      1200
SCHERING PLOUGH CORP           COM              806605101     1407    25468 SH       SOLE               12400       13068         0
SMITHKLINE BEECHAM                              832378301      954    13350 SH       SOLE                   0       13350         0
SOUTHERN CO                    COM              842587107      341    14650 SH       SOLE                3900       10750         0
SPRINT CORP                                     852061100     2316    23609 SH       SOLE               16575        6834       200
SPRINT CORP                                     852061100      203     2075 SH       DEFINED             2075           0         0
SPRINT CORPORATION PCS         SERIES 1         852061506      513    11579 SH       SOLE                8087        3392       100
STATE STREET BANK CORP                          857477103     1192    14500 SH       SOLE                1800       12500       200
SUNTRUST BANKS, INC.                            867914103      226     3637 SH       SOLE                1068        2569         0
TRICON GLOBAL RESTAURANTS INC                   895953107      282     4020 SH       SOLE                3310         710         0
U S T INC                      COM              902911106      250     9600 SH       SOLE                9600           0         0
U S WEST INC NEW                                91273H101      259     4715 SH       SOLE                3195        1520         0
UNITED TECHNOLOGIES CORP       COM              913017109      216     1600 SH       SOLE                   0        1600         0
WACHOVIA CORPORATION                            929771103     1221    15049 SH       SOLE                7493        7356       200
WAL-MART STORES                                 931142103      281     3050 SH       SOLE                   0        3050         0
WARNER LAMBERT CO              COM              934488107     1928    29112 SH       SOLE               24612        4500         0
WELLS FARGO & CO NEW                            949746101     1335    38100 SH       SOLE                7800       30300         0
                                                           -------  -------                          --------    --------    ------
TOTAL FOR PAGE 3                                             46505   837169                            442915      390754      3500



PAGE 4 OF 4                                                                    FORM 13F
ITEM 1.                        ITEM 2.          ITEM 3.   ITEM 4.  ITEM 5.           ITEM 6.           ITEM 7.
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE      SHARED      NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------  --------  ----------  -------
TOTAL FOR COMMON STOCK                                      156710  3061568                           1872509     1174251     14808


TOTAL FOR PAGE 3                                             46505   837169                            442915      390754      3500


GRAND TOTALS                                                156710  3061568                           1872509     1174251     14808
